PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash	$ 9,424	$ 21,855
Participant directed investments, at fair value	328,149,763	262,267,135
Notes receivable from participants	2,894,127	2,496,253
Cash | Charles Schwab Bank
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cash	9,424	21,855
Money market account | Charles Schwab Bank
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant directed investments, at fair value	7,452,017	6,344,760
Common stock | First Busey Corporation
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant directed investments, at fair value	603,695	610,675
Stock fund | First Busey Corporation
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant directed investments, at fair value	9,510,730	8,813,046
Managed funds | First Busey Corporation
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant directed investments, at fair value	$ 83,054,745	$ 69,852,148